Net Interest Revenue (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest revenue
Non-margin loans	$ 671	$ 681	$ 738
Margin loans	168	129	88
Securities:
Taxable	1,913	1,949	1,944
Exempt from federal income taxes	84	36	25
Total securities	1,997	1,985	1,969
Deposits in banks	388	543	491
Deposits with the Federal Reserve and other central banks	152	148	49
Federal funds sold and securities purchased under resale agreements	35	28	64
Trading assets	96	74	71
Total interest revenue	3,507	3,588	3,470
Interest expense
Deposits in domestic offices	46	47	49
Deposits in foreign offices	108	194	82
Federal funds purchased and securities sold under repurchase agreements		2	43
Trading liabilities	24	32	41
Other borrowed funds	16	21	24
Commercial paper	2
Customer payables	8	7	6
Long-term debt	330	301	300
Total interest expense	534	604	545
Net interest revenue	$ 2,973	$ 2,984	$ 2,925